Receivables (Summary of Receivables) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (95)	$ (82)
Receivables from customers	5,596	4,705
Rebates	172	222
Income taxes (Note 8)	144	223
Other receivables	282	216
Receivables	$ 6,194	$ 5,366
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%	5.00%
Outstanding customer credit with financial institution	$ 445
Risk of Default Very Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	2,260	$ 1,792
Risk of Default Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	445	386
Trade receivables [Member] | Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables from customers	2,705	2,178
Trade receivables [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Trade and other current receivables [abstract]
Receivables from customers	827	804
Trade receivables [Member] | Related Party - Canpotex [Member]
Trade and other current receivables [abstract]
Receivables from customers	866	828
Trade receivables [Member] | Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables from customers	$ 1,293	$ 977